Warranty liabilities - Schedule of Warranty Accrual (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Warranty Accrual [Abstract]
Balance at the beginning of the period	$ 25,941	$ 31,602
Increase in liability	27,728	25,941
Reduction in liability (warranty claims)	(25,941)	(31,602)
Balance at the end of the period	$ 27,728	$ 25,941